Trade payables and other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Summary of Trade Payables and Other Liabilities

	€ million	€ million
Trade payables and other liabilities	2023	2022
Current: due within one year
Trade payables	10,355	11,100
Accruals	5,057	5,232
Social security and sundry taxes	512	626
Deferred consideration	167	78
Others	766	987
	16,857	18,023
Non-current: due after more than one year
Accruals	105	141
Deferred consideration	5	102
Others	28	27
	138	270
Total trade payables and other liabilities	16,995	18,293